Accrued Liabilities (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued compensation	$ 2,111,858	$ 2,205,612	$ 1,648,064
Accrued sub-contracts	309,570	297,510
Accrued professional fees	20,885	279,991
Accrued income tax	162,105	13,143
Deferred rent	72,477	102,569
Royalties	344,383	291,442
Warranty reserve	61,850	56,700
Claims reserve	0	92,167
Accrued liabilities-other	375,328	207,451
Total Accrued Liabilities	$ 3,458,456	$ 3,546,585